Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
Dis
closure
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation
S-K,
we are providing the following information about the relationship between executive
compensation actually paid and certain financial performance of the Company. For further information concerning the Company’s variable pay-for-performance
philosophy and how the Company’s aligns executive compensation with the Company’s performance, refer to “Executive Compensation – Compensation Discussion and Analysis.” Fair value amounts below are computed in a manner consistent with
the fair value methodology used to
account fo
r share-based
payments
in our financial statements under generally accepted accounting principles. Total shareholder return (“TSR”) has been calculated in a manner consistent with Item 402(v) of Regulation
S-K.

(a) Year	(b) SCT Total for CEO (1)	(c) Compensation Actually Paid to CEO (2)	(d) Average SCT Total for non-CEO NEOs (3)	(e) Average Compensation Actually Paid to non-CEO NEOs (4)	(f) Company TSR (5)	(g) Index TSR (6)	(h) Net Income (7)	(i) Adjusted Revenue (8)

FY2022	$6,756,233	$ 647,273	$2,411,000	$ (874,461)	$116.43	$142.26	$ 91,402,000	$1,024,106,000

FY2021	$17,016,409	$21,049,328	$4,380,950	$11,180,775	$177.15	$218.45	$2,117,399,000	$926,572,000

FY2020	$ 6,204,724	$ 3,366,644	$2,273,365	$ 1,487,824	$109.29	$152.93	$ 12,531,000	$886,677,000

(1)
G. Tyson Tuttle was CEO during FY2020 and FY2021, and R
. Matthew Johnson
became CEO in FY2022, effective January 2, 2022. The dollar amounts reported in column (b) are the amounts of total compensation reported for the CEO for each corresponding year in the “Total” column of the Summary Compensation Table above.

(2)
The Compensation Actually Paid Schedule shown below sets forth the adjustments made during each year represented in the Pay Versus Performance Table to arrive at the “compensation actually paid” to our Chief Executive Officer.

(3)
During FY2020, our
non-CEO
NEOs were John Hollister, Brandon Tolany, D. Mark Thompson, and R. Matthew Johnson. During FY2021, our
non-CEO
NEOs were R. Matthew Johnson, John Hollister, Brandon Tolany, and Sandeep Kumar. During FY2022, our
non-CEO
NEOs were John Hollister, Brandon Tolany, and Sandeep Kumar. The dollar amounts reported in column (d) represent the average of the compensation reported for the non-CEO NEOs for each corresponding year in the “Total” column of the Summary Compensation Table.

(4)
The Compensation Actually Paid Schedule shown below sets forth the adjustments made during each year represented in the Pay Versus Performance Table to arrive at the average “compensation actually paid” to our non-CEO
NEOs.

(5)
Represents the company’s common stock cumulative TSR on a fixed investment of $100 over the FY starting from the market close on the last trading day of FY2019 through the end of each applicable year in the table, assuming reinvestment of any dividends.

(6)
Represents the cumulative TSR of the PHLX Semiconductor Index, the Company’s peer group for this purpose, on a fixed investment of $100 over the FY starting from the market close on the last trading day of FY2019 through the end of each applicable year in the table.

(7)	GAAP Net Income as reported under the Company’s Consolidated Statements of Income on Form 10-K for the applicable year.
(8)
Refers to the GAAP Revenue as reported under the Company’s Consolidated Statements of Income on Form
10-K
for the applicable year. The amount shown for FY2021 included $205,712,000 to adjust for the revenue earned in the divested infrastructure and automotive business of the Company through July 3, 2021 of that year, as more fully discussed under Note 3,
Discontinued Operations
, in our Form
10-K
for the fiscal year ended December 31, 2022. The amount shown for FY2020 is the Company’s GAAP revenue as originally reported in Form
10-K
for the year prior to the business divestiture.

Compensation Actually Paid Schedule:

	FY2022		FY2021		FY2020
	CEO	Average non-CEO NEO	CEO	Average non-CEO NEO	CEO	Average non-CEO NEO
Summary Compensation table total for applicable year.	6,756,233	2,411,000	17,016,409	4,380,950	6,204,724	2,273,365
Deduction for amounts reported under the “Stock Awards” and “Option Awards” columns in the Summary Compensation table for applicable year.	(4,935,285)	(1,480,694)	(14,964,504)	(3,435,059)	(4,774,796)	(1,561,047)
Increase based on ASC Topic 718 fair value of Awards granted during applicable year that remain unvested as of applicable year end, determined as of applicable year end	5,738,377	1,721,651	11,306,449	7,785,677	5,093,364	1,665,197
Increase/deduction for Awards granted in prior years that were outstanding and unvested as of applicable year end, determined based on change in ASC Topic 718 fair value from the prior year end to the applicable year end.	(4,908,675)	(1,272,020)	7,706,362	2,425,332	(891,423)	(304,472)
Increase/deduction for Awards granted in prior years that vested during the applicable year, determined based on change in ASC Topic 718 fair value from the prior year end to the vesting date	(427,774)	(355,609)	877,647	305,720	(1,120,299)	(271,432)
Deduction of Awards granted in prior year that were forfeited in the applicable year, determined based on ASC Topic 718 fair value as of prior year end	(1,575,604)	(1,898,789)	(893,035)	(281,846)	(1,144,926)	(313,788)
Compensation Actually Paid -	647,273	(874,461)	21,049,328	11,180,775	3,366,644	1,487,824

Company Selected Measure Name	AdjustedRevenue
Named Executive Officers, Footnote [Text Block]
G. Tyson Tuttle was CEO during FY2020 and FY2021, and R
. Matthew Johnson
became CEO in FY2022, effective January 2, 2022. The dollar amounts reported in column (b) are the amounts of total compensation reported for the CEO for each corresponding year in the “Total” column of the Summary Compensation Table above.
During FY2020, our
non-CEO
NEOs were John Hollister, Brandon Tolany, D. Mark Thompson, and R. Matthew Johnson. During FY2021, our
non-CEO
NEOs were R. Matthew Johnson, John Hollister, Brandon Tolany, and Sandeep Kumar. During FY2022, our
non-CEO
NEOs were John Hollister, Brandon Tolany, and Sandeep Kumar. The dollar amounts reported in column (d) represent the average of the compensation reported for the non-CEO NEOs for each corresponding year in the “Total” column of the Summary Compensation Table.

Peer Group Issuers, Footnote [Text Block]	Represents the cumulative TSR of the PHLX Semiconductor Index, the Company’s peer group for this purpose, on a fixed investment of $100 over the FY starting from the market close on the last trading day of FY2019 through the end of each applicable year in the table.
PEO Total Compensation Amount	$ 6,756,233	$ 17,016,409	$ 6,204,724
PEO Actually Paid Compensation Amount	$ 647,273	21,049,328	3,366,644
Adjustment To PEO Compensation, Footnote [Text Block]	Compensation Actually Paid Schedule:

	FY2022		FY2021		FY2020
	CEO	Average non-CEO NEO	CEO	Average non-CEO NEO	CEO	Average non-CEO NEO
Summary Compensation table total for applicable year.	6,756,233	2,411,000	17,016,409	4,380,950	6,204,724	2,273,365
Deduction for amounts reported under the “Stock Awards” and “Option Awards” columns in the Summary Compensation table for applicable year.	(4,935,285)	(1,480,694)	(14,964,504)	(3,435,059)	(4,774,796)	(1,561,047)
Increase based on ASC Topic 718 fair value of Awards granted during applicable year that remain unvested as of applicable year end, determined as of applicable year end	5,738,377	1,721,651	11,306,449	7,785,677	5,093,364	1,665,197
Increase/deduction for Awards granted in prior years that were outstanding and unvested as of applicable year end, determined based on change in ASC Topic 718 fair value from the prior year end to the applicable year end.	(4,908,675)	(1,272,020)	7,706,362	2,425,332	(891,423)	(304,472)
Increase/deduction for Awards granted in prior years that vested during the applicable year, determined based on change in ASC Topic 718 fair value from the prior year end to the vesting date	(427,774)	(355,609)	877,647	305,720	(1,120,299)	(271,432)
Deduction of Awards granted in prior year that were forfeited in the applicable year, determined based on ASC Topic 718 fair value as of prior year end	(1,575,604)	(1,898,789)	(893,035)	(281,846)	(1,144,926)	(313,788)
Compensation Actually Paid -	647,273	(874,461)	21,049,328	11,180,775	3,366,644	1,487,824

Non-PEO NEO Average Total Compensation Amount	$ 2,411,000	4,380,950	2,273,365
Non-PEO NEO Average Compensation Actually Paid Amount	$ (874,461)	11,180,775	1,487,824
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	Compensation Actually Paid Schedule:

	FY2022		FY2021		FY2020
	CEO	Average non-CEO NEO	CEO	Average non-CEO NEO	CEO	Average non-CEO NEO
Summary Compensation table total for applicable year.	6,756,233	2,411,000	17,016,409	4,380,950	6,204,724	2,273,365
Deduction for amounts reported under the “Stock Awards” and “Option Awards” columns in the Summary Compensation table for applicable year.	(4,935,285)	(1,480,694)	(14,964,504)	(3,435,059)	(4,774,796)	(1,561,047)
Increase based on ASC Topic 718 fair value of Awards granted during applicable year that remain unvested as of applicable year end, determined as of applicable year end	5,738,377	1,721,651	11,306,449	7,785,677	5,093,364	1,665,197
Increase/deduction for Awards granted in prior years that were outstanding and unvested as of applicable year end, determined based on change in ASC Topic 718 fair value from the prior year end to the applicable year end.	(4,908,675)	(1,272,020)	7,706,362	2,425,332	(891,423)	(304,472)
Increase/deduction for Awards granted in prior years that vested during the applicable year, determined based on change in ASC Topic 718 fair value from the prior year end to the vesting date	(427,774)	(355,609)	877,647	305,720	(1,120,299)	(271,432)
Deduction of Awards granted in prior year that were forfeited in the applicable year, determined based on ASC Topic 718 fair value as of prior year end	(1,575,604)	(1,898,789)	(893,035)	(281,846)	(1,144,926)	(313,788)
Compensation Actually Paid -	647,273	(874,461)	21,049,328	11,180,775	3,366,644	1,487,824

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
The chart below provides a comparison between the compensation actually paid to our CEO and our average compensation actually paid to our other NEOs against the Company total shareholder return and the PHLX Semiconductor Index total shareholder return. As demonstrated below, the trend in NEO compensation has largely been aligned to the trend in TSR.

Compensation Actually Paid vs. Net Income [Text Block]

The chart below illustrates the correlation between compensation actually paid to our CEO and average compensation actually paid to our other NEOs against the Company’s GAAP net income for FY2020, FY2021, and FY2022. Our FY2021 net income was heavily influenced by our divestiture event.

Compensation Actually Paid vs. Company Selected Measure [Text Block]	The chart below illustrates the correlation between compensation actually paid to our CEO and average compensation actually paid to our other NEOs against the Company’s adjusted revenue for FY2020, FY2021, and FY2022. FY2021 actual compensation values were heavily influenced by our stock price increase and our PSU overperformance, post our divestiture event. FY2022 actual compensation values were heavily influenced by our prior MSU underperformance and related Compensation Actually Paid deductions.

Total Shareholder Return Vs Peer Group [Text Block]	The chart below provides a comparison between the compensation actually paid to our CEO and our average compensation actually paid to our other NEOs against the Company total shareholder return and the PHLX Semiconductor Index total shareholder return. As demonstrated below, the trend in NEO compensation has largely been aligned to the trend in TSR.

Tabular List [Table Text Block]
List of Most Important Financial Performance Measures
The following table outlines what we believe to be our NEOs’ key performance measures, in no particular order. These key performance measures are further described in
Compensation Elements
.

Key Performance Measures
Adjusted Revenue	Adjusted non-GAAP operating income
Revenue CAGR	DEI Goal Achievement

Total Shareholder Return Amount	$ 116.43	177.15	109.29
Peer Group Total Shareholder Return Amount	142.26	218.45	152.93
Net Income (Loss)	$ 91,402,000	$ 2,117,399,000	$ 12,531,000
Company Selected Measure Amount	1,024,106,000	926,572,000	886,677,000
PEO Name	R. Matthew Johnson	G. Tyson Tuttle	G. Tyson Tuttle
Revenue Earned	$ 205,712,000
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Revenue
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted non-GAAP operating income
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Revenue CAGR
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	DEI Goal Achievement
PEO [Member] | Deduction For Amounts Reported Under The stock Awards And option Awards Columns In The Summary Compensation Table For Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (4,935,285)	$ (14,964,504)	$ (4,774,796)
PEO [Member] | Increase Based On ASC Topic 718 Fair Value Of Awards Granted During Applicable Year That Remain Unvested As Of Applicable Year End, Determined As Of Applicable Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,738,377	11,306,449	5,093,364
PEO [Member] | Increase Deduction For Awards Granted In Prior Years That Were Outstanding And Unvested As Of Applicable Year End, Determined Based On Change In ASC Topic 718 Fair Value From The Prior Year End To The Applicable Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,908,675)	7,706,362	(891,423)
PEO [Member] | Increase Deduction For Awards Granted In Prior Years That Vested During The Applicable Year, Determined Based On Change In ASC Topic 718 Fair Value From The Prior Year End To The Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(427,774)	877,647	(1,120,299)
PEO [Member] | Deduction Of Awards Granted In Prior Year That Were Forfeited In The Applicable Year, Determined Based On ASC Topic 718 Fair Value As Of Prior Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,575,604)	(893,035)	(1,144,926)
Non-PEO NEO [Member] | Deduction For Amounts Reported Under The stock Awards And option Awards Columns In The Summary Compensation Table For Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,480,694)	(3,435,059)	(1,561,047)
Non-PEO NEO [Member] | Increase Based On ASC Topic 718 Fair Value Of Awards Granted During Applicable Year That Remain Unvested As Of Applicable Year End, Determined As Of Applicable Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,721,651	7,785,677	1,665,197
Non-PEO NEO [Member] | Increase Deduction For Awards Granted In Prior Years That Were Outstanding And Unvested As Of Applicable Year End, Determined Based On Change In ASC Topic 718 Fair Value From The Prior Year End To The Applicable Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,272,020)	2,425,332	(304,472)
Non-PEO NEO [Member] | Increase Deduction For Awards Granted In Prior Years That Vested During The Applicable Year, Determined Based On Change In ASC Topic 718 Fair Value From The Prior Year End To The Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(355,609)	305,720	(271,432)
Non-PEO NEO [Member] | Deduction Of Awards Granted In Prior Year That Were Forfeited In The Applicable Year, Determined Based On ASC Topic 718 Fair Value As Of Prior Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (1,898,789)	$ (281,846)	$ (313,788)